Description of Business and Summary of Significant Accounting Policies (Policies)	10 Months Ended
Oct. 31, 2013
Description of Business and Summary of Significant Accounting Policies [Abstract]
Description of business and basis of presentation
Description of business and basis of presentation

Hydrocarb Corporation ("we", "us", "Hydrocarb", the "Company") was incorporated in the state of Nevada in December 2009 for the purpose of oil and gas exploration, development, and production onshore the Republic of Namibia. We own 100% of Hydrocarb Texas Corporation, a Texas corporation ("HCT"), Hydrocarb Namibia Energy (Proprietary) Limited, a Namibia corporation ("HNA"), and Hydrocarb Guinea SARL, a Republic of Guinea Corporation ("HG"). In addition, we own 95% of Otaiba Hydrocarb LLC, domiciled in Abu Dhabi, United Arab Emirates ("Otaiba"). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("US GAAP") and the rules of the Securities and Exchange Commission ("SEC").

Principles of consolidation
Principles of consolidation

The accompanying consolidated financial statements include the accounts of Hydrocarb; our wholly owned subsidiaries, HCT, HNA and HG; and our majority owned subsidiary, Otaiba Hydrocarb. All significant intercompany accounts and transactions have been eliminated in consolidation.

Noncontrolling interests
Noncontrolling interests

Our consolidated financial statements include the accounts of all subsidiaries where we hold a controlling financial interest. We have a controlling financial interest if we own a majority of the outstanding voting common stock and minority shareholders do not have substantive participating rights, we have significant control over an entity through contractual or economic interests in which we are the primary beneficiary or we have the power to direct the activities that most significantly impact the entity's economic performance. The ownership interests in subsidiaries held by third parties are presented in the consolidated balance sheet within equity, but separate from the parent's equity, as noncontrolling interests. All significant intercompany balances and transactions have been eliminated in consolidation.

Exploration Stage Company
Exploration Stage Company

The Company's financial statements are prepared in accordance with the provisions of ASC 915 Development Stage Enterprises, as it devotes substantially all of its efforts to acquiring and exploring oil and gas interests that management believes should eventually provide sufficient net profits to sustain the Company's existence. Until such interests are engaged in commercial production, the Company will continue to prepare its consolidated financial statements and related disclosures in accordance with this standard.

Use of estimates
Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the respective reporting periods. We base our estimates and judgments on historical experience and on various other assumptions and information that we believe to be reasonable under the circumstances. Estimates and assumptions about future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes.

Significant areas requiring management's estimates and assumptions include the determination of the fair value of transactions involving stock-based compensation and financial instruments

Actual results may differ from the estimates and assumptions used in the preparation of our consolidated financial statements.

Cash and cash equivalents
Cash and cash equivalents

Cash and cash equivalents are all highly liquid investments with an original maturity of three months or less at the time of purchase and are recorded at cost, which approximates fair value.

Our functional currency is the United States dollars. Transactions denominated in foreign currencies are translated into their United States dollar equivalents using current exchange rates. Monetary assets and liabilities are translated using exchange rates that prevailed as of the balance sheet date. Non-monetary assets and liabilities are translated using exchange rates that prevailed as of the transaction date. Revenue, if applicable and expenses are translated using average exchange rates over the accounting period. We have had no revenue denominated in foreign currencies. Gains or losses resulting from foreign currency transactions are included in results of operations.

Receivables and allowance for doubtful accounts
Receivables and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount and do not bear any interest. We regularly review collectability and establish or adjust an allowance for uncollectible amounts as necessary using the specific identification method. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. Management has determined that a reserve for uncollectible amounts was not required in the periods presented.

Accounts receivable – related party includes amounts owed to the Company from employees and other related parties.

Available for sale securities
Available for sale securities

We invest in marketable equity securities which are classified as available for sale. The first in first out method is used to determine the cost basis of our equity securities sold. Available-for-sale securities are marked to market based on the fair values of the securities determined in accordance with ASC Section 820 (Fair Value Measurement), with the unrealized gains and losses, net of tax, reported as a component of Accumulated other comprehensive income (loss).

Prepaid expenses	Prepaid expenses Prepaid expenses consist primarily of prepaid rent and insurance.
Concentrations
Concentrations

We place cash with high quality financial institutions and at times may exceed the federally insured limits. We have not experienced a loss in such accounts nor do we expect any related losses in the near term.

Oil and natural gas properties
Oil and natural gas properties

We account for our oil and natural gas producing activities using the full cost method of accounting as prescribed by the SEC. Under this method, subject to a limitation based on estimated value, all costs incurred in the acquisition, exploration, and development of proved oil and natural gas properties, including internal costs directly associated with acquisition, exploration, and development activities, the costs of abandoned properties, dry holes, geophysical costs, and annual lease rentals are capitalized within a cost center. Costs of production and general and administrative corporate costs unrelated to acquisition, exploration, and development activities are expensed as incurred.

Costs associated with unevaluated properties are capitalized as oil and natural gas properties but are excluded from the amortization base during the evaluation period. When we determine whether the property has proved recoverable reserves or not, or if there is an impairment, the costs are transferred into the amortization base and thereby become subject to amortization.

We assess all items classified as unevaluated property on at least an annual basis for inclusion in the amortization base. We assess properties on an individual basis or as a group if properties are individually insignificant. The assessment includes consideration of the following factors, among others: intent to drill; remaining lease term; geological and geophysical evaluations; drilling results and activity; the assignment of proved reserves; and the economic viability of development if proved reserves are assigned. During any period in which these factors indicate that there would be impairment, or if proved reserves are assigned to a property, the cumulative costs incurred to date for such property are transferred to the amortizable base and are then subject to amortization.

Capitalized costs included in the amortization base are depleted using the unit of production method based on proved reserves. Depletion is calculated using the capitalized costs included in the amortization base, including estimated asset retirement costs, plus the estimated future expenditures to be incurred in developing proved reserves, net of estimated salvage values.

Sales or other dispositions of oil and natural gas properties are accounted for as adjustments to capitalized costs, with no gain or loss recorded unless the ratio of cost to proved reserves would significantly change.

Impairment
Impairment

The net book value of all capitalized oil and natural gas properties within a cost center, less related deferred income taxes, is subject to a full cost ceiling limitation which is calculated quarterly. Under the ceiling limitation, costs may not exceed an aggregate of the present value of future net revenues attributable to proved oil and natural gas reserves discounted at 10 percent using current prices, plus the lower of cost or market value of unproved properties included in the amortization base, plus the cost of unevaluated properties, less any associated tax effects. Any excess of the net book value, less related deferred tax benefits, over the ceiling is written off as expense. Impairment expense recorded in one period may not be reversed in a subsequent period even though higher oil and gas prices may have increased the ceiling applicable to the subsequent period. We had no proved reserves as of October 31, 2013 and December 31, 2012; therefore, no impairment test was performed.

Property and equipment, other than oil and gas
Property and equipment, other than oil and gas

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the related asset, generally three to five years. Fully depreciated assets are retained in property and accumulated depreciation accounts until they are removed from service. We perform ongoing evaluations of the estimated useful lives of the property and equipment for depreciation purposes. Maintenance and repairs are expensed as incurred.

Property and equipment consist primarily of vehicles, office equipment and leasehold. We recognized depreciation expense of $3,414 and $34,886 for the ten months ended October 31, 2013 and the year ended December 31, 2012, respectively.

Impairment of long-lived assets
Impairment of long-lived assets

We periodically review our long-lived assets, other than oil and gas property, for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. We recognize an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset's estimated fair value and its book value. We recorded no impairment on our non-oil and gas long-lived assets during the ten months ended October 31, 2013 and the year ended December 31, 2012, respectively.

Revenue recognition
Revenue recognition

We recognize revenue when persuasive evidence of an arrangement exists, services have been rendered, the sales price is fixed or determinable, and collectability is reasonably assured. Operating costs and taxes are recognized in the same period in which revenue is earned.

Other income (expense)
Other income (expense)

We earned net consulting income of $856,121 and $3,288,980 for the ten months ended October 31, 2013 and the year ended December 31, 2012, respectively. This amount includes $531,625 and $3,192,677, respectively, earned from Hydrocarb Energy Corporation (See Note 4.). Consulting income represents income earned for geological consulting services and asset acquisition consulting. It is included in other income (expense) on the statement of operations as it does not represent revenue earned by the Company in the course of its normal operations.

Income taxes
Income taxes

We account for income taxes using the asset and liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between the financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Fair value
Fair value

Accounting standards regarding fair value of financial instruments define fair value, establish a three-level hierarchy which prioritizes and defines the types of inputs used to measure fair value, and establish disclosure requirements for assets and liabilities presented at fair value on the consolidated balance sheets.

Fair value is the amount that would be received from the sale of an asset or paid for the transfer of a liability in an orderly transaction between market participants. A liability is quantified at the price it would take to transfer the liability to a new obligor, not at the amount that would be paid to settle the liability with the creditor.

The three-level hierarchy is as follows:
●	Level 1 inputs consist of unadjusted quoted prices for identical instruments in active markets.
●	Level 2 inputs consist of quoted prices for similar instruments.
●	Level 3 valuations are derived from inputs which are significant and unobservable and have the lowest priority.

Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The following table presents assets that were measured and recognized at fair value as of October 31, 2013 and December 31, 2012 and the periods then ended on a recurring and nonrecurring basis:

October 31, 2013				Total
				Realized
Description	Level 1	Level 2	Level 3	Loss
Available for sale securities	$3,515,171	$-	$-	$-
Totals	$3,515,171	$-	$-	$-

December 31, 2012				Total
				Realized
Description	Level 1	Level 2	Level 3	Loss
Available for sale securities	$1,173,000	$-	$-	$-
Totals	$1,173,000	$-	$-	$-

Earnings per share
Earnings per share

We compute basic earnings per share using the weighted average number of shares of common stock outstanding during each period. For the ten months ended October 31, 2013 and the year ended December 31, 2012, there were no potential dilutive securities.

Contingencies
Contingencies

Environmental

We accrue for losses associated with environmental remediation obligations when such losses are probable and can be reasonably estimated. These accruals are adjusted as additional information becomes available or circumstances change. Costs of future expenditures for environmental remediation obligations are not discounted to their present value. Recoveries of environmental remediation costs from other parties are recorded at their undiscounted value as assets when their receipt is deemed probable.

Accumulated Other Comprehensive Income (Loss), net of tax
Accumulated Other Comprehensive Income (Loss), net of tax

We follow the provisions of ASC 220, "Comprehensive Income", which establishes standards for reporting comprehensive income. In addition to net loss, comprehensive loss includes all changes to equity during a period, except those resulting from investments and distributions to the owners of the Company. The components of accumulated other comprehensive loss:

Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss at December 31, 2012	$350,750
Reclassification into earnings	(350,750)
Unrealized loss on available for sale securities	(74,396)
Accumulated other comprehensive loss at October 31, 2013	$(74,396)

Recent accounting pronouncements
Recent accounting pronouncements

Income Taxes

In July 2013, the Financial Accounting Standards Board (FASB) amended the Income Taxes Topic of the Accounting Standards Codification (ASC) to eliminate a diversity in practice for the presentation of unrecognized tax benefits when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. The amendment requires that the unrecognized tax benefit be presented as a reduction of the deferred tax assets associated with the carryforwards except in certain circumstances when it would be reflected as a liability. This amendment is effective for us beginning in 2014 and we are still evaluating the impact of adoption on our consolidated financial condition.

Foreign Currency

In March 2013, the FASB amended the Foreign Currency Matters Topic of the ASC to clarify the appropriate accounting when a parent ceases to have a controlling interest in a subsidiary or group of assets that is a business within a foreign entity. This clarification provides that the cumulative translation adjustment should only be released into net income if the loss of controlling interest represents complete or substantially complete liquidation of the foreign entity in which the subsidiary or asset group had resided. This amendment is effective for us starting with our first quarter of 2014 and adoption would impact our consolidated financial condition and results of operations if we dispose of a foreign entity.

Comprehensive Income

In February 2013, the FASB amended the Comprehensive Income Topic of the ASC to require reporting of amounts reclassified out of accumulated comprehensive income by component. We are required to present significant amounts reclassified to net income in their entirety by income statement line item and to cross reference any disclosure elsewhere in the notes for amounts reclassified in less than their entirety. We adopted this amendment effective January 1, 2013 and the appropriate disclosures are contained in Note 1.